RELATED PARTY TRANSACTIONS - Summary of Net Amounts Earned (Incurred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 7,152	$ 3,420	$ 6,057
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	2,001	3,473	1,552
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	7,138	6,671	9,387
Seatankers Management Norge AS [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	735	767	919
Arcadia Petroleum [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	0	0	929
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	279	470	656
Archer Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	317	238	235
Flex LNG [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	1,788	4,432	1,204
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	43	67	130
North Atlantic Drilling Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	29	37	48
Northern Drilling Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	43	0	0
other related parties [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 15	$ 0	$ 0